Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Document Creation Date	dei_DocumentCreationDate	May 28, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019